Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 19,668,196	$ 28,786,247
Refundables Tax Previous Year [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	5,069,480	7,124,688
Tax Payments In Advance [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	13,614,626	20,322,040
Benefits For Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	47,921	764,712
Other Credits [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 936,169	$ 574,807